Note 16 - Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Share-Based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]
Restricted Stock Awards	Shares	Weighted Average Award Price	Weighted Average Remaining Contractual Term (In Years)
Outstanding at January 1, 2025	389,110	$34.31	2.6
Granted	128,462	76.66
Vested	(151,620)	30.42
Forfeited	(11,587)	39.49
Outstanding at December 31, 2025	354,365	$51.16	1.9